PHOENIX STRATEGIC EQUITY SERIES FUND
                          PHOENIX LARGE-CAP GROWTH FUND

     Supplement dated August 23, 2006 to the Prospectus dated July 28, 2006 and to the Statement of Additional Information dated July 28, 2006

IMPORTANT NOTICE TO INVESTORS

    The Board of Trustees of the Phoenix Strategic Equity Series Fund (the "Board"), on behalf of Phoenix Large-Cap Growth Fund, has unanimously approved the merger of the Phoenix Large-Cap Growth Fund with and into the Phoenix Strategic Growth Fund. The merger will be conducted without a shareholder vote pursuant to each fund's Declaration of Trust and rules adopted by the Securities and Exchange Commission.

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         MERGING FUND                            SURVIVING FUND
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Phoenix Large-Cap Growth Fund             Phoenix Strategic Growth Fund
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    Pursuant to an Agreement and Plan of Reorganization (the "Agreement")
approved by the Board, the Phoenix Large-Cap Growth Fund will transfer all or substantially all of its assets to the Phoenix Strategic Growth Fund in exchange for shares of the Phoenix Strategic Growth Fund and the assumption by the Phoenix Strategic Growth Fund of all liabilities of the Phoenix Large-Cap Growth Fund. Following the exchange, the Phoenix Large-Cap Growth Fund will distribute the shares of the Phoenix Strategic Growth Fund to its shareholders pro rata, in liquidation of the Phoenix Large-Cap Growth Fund.

    The merger will be effective on or about October 6, 2006.

    Additional information about the merger, as well as information about the Phoenix Strategic Growth Fund, will be distributed to shareholders of the Phoenix Large-Cap Growth Fund upon consummation of the merger.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 690/Large-Cap Merger (08/06)